Financial Instruments and Risk Management - Schedule of Financial Commodity Risk Management Contracts (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
WTI Fixed Price Swap [Member] | C$ / bbl [Member] | Q1 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	2,549
Swap Price	$ 96.95
Put Price
Call Price
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	5,000
Swap Price	$ 68.85
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	3,500
Swap Price	$ 71.28
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	674
Swap Price	$ 68.83
WTI-Costless Collar [Member] | C$ / bbl [Member] | Q1 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	4,951
Swap Price
Put Price	81.89
Call Price	$ 100.16
WTI-Costless Collar [Member] | C$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	5,027
Swap Price
Put Price	78.5
Call Price	$ 83.84
WTI-Costless Collar [Member] | US$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	2,473
Swap Price
Put Price	57
Call Price	$ 65.15
WTI-Costless Collar [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	7,500
Swap Price
Put Price	57.34
Call Price	$ 66.26
WTI-Costless Collar [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	4,973
Put Price	$ 55
Call Price	$ 62.74
WCS Differential Swap [Member] | US$ / bbl [Member] | Q1 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	14,000
Swap Price	$ (12.95)
Put Price
Call Price
WCS Differential Swap [Member] | US$ / bbl [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	14,000
Swap Price	$ (12.15)
Put Price
Call Price
WCS Differential Swap [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	14,000
Swap Price	$ (12.8)
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q1 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.68
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q2 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.68
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.68
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.68
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.3
AECO Swap [Member] | C$ / GJ [Member] | 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.93
AECO Swap [Member] | C$ / GJ [Member] | 2028 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day)	27,000
Swap Price	$ 2.93